Document And Entity Information	Nov. 02, 2026
Document Information Line Items
Entity Central Index Key	0001683695
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	INTERNATIONAL MONEY EXPRESS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37986
Entity Tax Identification Number	47-4219082
Entity Address, Address Line One	9100 South Dadeland Blvd.
Entity Address, Address Line Two	Suite 1100,
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	305
Local Phone Number	671-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock ($0.0001 par value)
Trading Symbol	IMXI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, Country	US